Fees Summary	Apr. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,018,696.64
Previously Paid Amount	0.00
Total Fee Amount	140.68
Total Offset Amount	0.00
Net Fee	$ 140.68
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	false